Offerings - Offering: 1	Oct. 04, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 57,500,000.00
Amount of Registration Fee	$ 7,940.75
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This Registration Statement on Form S-1 (this “Registration Statement”) covers shares of common stock, par value of $0.0001 per share, of Retension Pharmaceuticals, Inc. (the “Company” or “Registrant”) to be issued and sold by the Company pursuant to the Underwriting Agreement by and between the Company and the Underwriters named therein, including shares that may be sold pursuant to the Underwriters’ over-allotment option, if any. The Registrant previously paid a registration fee of $7,940.75 at a fee rate of 0.0001381 in connection with the initial filing of the Registration Statement on September 18, 2026, for a maximum aggregate offering price of $57,500,000 calculated pursuant to Rule 457(o).

The offering has been reduced to a maximum aggregate offering price of $49,335,000, reflecting a registration fee of $4,292.15, calculated based on a fee rate of 0.000087, which has been previously paid.

The registration fee of $4,292.15, calculated in accordance with Rule 457(o), is based on a maximum aggregate offering price of $49,335,000 at a fee rate of 0.000087, which became effective as of October 1, 2026.

The prior registration fee of $7,940.75, calculated in accordance with Rule 457(o), was based on a maximum aggregate offering price of $57,500,000 at a fee rate of 0.0001381.